Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets.
Intangible assets
7.	Intangible assets and goodwill:
(a)	Intangible assets:

	Management	Covenant not
	service agreement	to complete	Total
Cost

Balance, December 31, 2019	$6,020,000	$310,000	$6,330,000
Additions	–	–	–

Balance, December 31, 2020	6,020,000	310,000	6,330,000
Additions (note 5)	3,850,000	550,000	4,400,000

Balance, December 31, 2021	$9,870,000	$860,000	$10,730,000

Accumulated amortization

Balance, December 31, 2019	105,907	16,362	122,269
Amortization	401,333	61,999	463,332

Balance, December 31, 2020	507,240	78,361	585,601
Amortization	465,500	89,500	555,000

Balance, December 31, 2021	$972,740	$167,861	$1,140,601

Net book value

Balance, December 31, 2020	$5,512,760	$231,639	$5,744,399
Balance, December 31, 2021	8,897,260	692,139	9,589,399

7.	Intangible assets and goodwill (continued):

As a part of the Achieve TMS West Acquisition and the Achieve TMS East/Central Acquisition, the Company acquired goodwill, the management service agreement and covenant not to compete intangible assets (see note 5).

(b)	Goodwill:

Total
Cost
Balance, December 31, 2019	$3,707,650
Additions	—

Balance, December 31, 2020	3,707,650
Additions (note 5)	3,042,457

Balance, December 31, 2021	$6,750,107

Impairment

Balance, December 31, 2019	$—
Impairment	—

Balance, December 31, 2020	—
Impairment	—

Balance, December 31, 2021	$—

Net book value

Balance, December 31, 2020	$3,707,650
Balance, December 31, 2021	6,750,107

The Company has determined that there are three CGUs: Achieve TMS East/Central, Achieve TMS West and the remaining Company operations (“Greenbrook CGU”). As at December 31, 2021, the Achieve TMS East/Central goodwill of $3,042,457 is fully allocated to the Achieve TMS East/Central CGU and the Achieve TMS West goodwill of $3,707,650 is fully allocated to the Achieve TMS West CGU. As at December 31, 2021, the Greenbrook CGU has nil goodwill.

(c)	Impairment of non-financial assets:

During the year ended December 31, 2021 and December 31, 2020, there were no indicators of impairment for the Greenbrook CGU and Achieve TMS East/Central CGU.

The recoverable amounts from the Achieve TMS West CGU were estimated based on an assessment of value-in-use. The value-in-use for the Achieve TMS West CGU is determined by discounting five-year cash flow projections (cash flows beyond the five-year period are extrapolated using perpetuity growth rates). These projections reflect management’s expectations based on experience and future estimates of operating performance. The discount rate is applied to the cash flow projections and are derived from the weighted average cost of capital for the Achieve TMS West CGU.

7.	Intangible assets and goodwill (continued):

In measuring the recoverable amount for the Achieve TMS West CGU as at December 31, 2021, significant estimates include the average five-year budgeted revenue growth rate of 10%, EBITDA margin of 15%, the perpetuity growth rate of 2% and the discount rate of 11.1% for the Achieve TMS West CGU. The Company’s discount rates are based on market rates of return, debt to equity ratios, and certain risk premiums, among other things. The perpetuity growth rate is based on expected economic conditions and a general outlook for the industry.

An impairment charge is recognized to the extent that the carrying value exceeds the recoverable amount. No impairment charges have arisen as a result of the reviews performed as at December 31, 2021 (December 31, 2020 – nil; December 31, 2019 – nil). Reasonably possible changes in key assumptions would not cause the recoverable amount of goodwill to fall below the carrying value.